Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	$ 932,854	$ 872,424
Matrix [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	306,421	290,662
Sapiens [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	406,498	409,646
Magic [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	146,803	135,682
Michpal and its subsidiaries [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	36,108	34,758
ZAP and its subsidiaries [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	35,292
Ofek [Member]
Operating Segments (Details) - Schedule of goodwill in material partially owned subsidiaries [Line Items]
Goodwill	$ 1,732	$ 1,676